Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 1,232,521	$ 1,252,076
Non-current assets	3,964,094	3,356,923
Current liabilities	(648,246)	(1,047,353)
Non-current liabilities	(2,918,009)	(1,753,805)
Carrying amount of Methanex non-controlling interests	298,675	296,628
Total
Disclosure of subsidiaries [line items]
Current assets	183,907	232,334
Non-current assets	835,743	813,609
Current liabilities	(96,824)	(99,780)
Non-current liabilities	(309,900)	(335,800)
Net assets	612,926	610,363
Carrying amount of Methanex non-controlling interests	298,675	296,628
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets	158,436	158,903
Non-current assets	653,495	670,819
Current liabilities	(74,498)	(86,155)
Non-current liabilities	(156,058)	(170,034)
Net assets	581,375	573,533
Carrying amount of Methanex non-controlling interests	278,780	275,303
Vessels
Disclosure of subsidiaries [line items]
Current assets	25,471	73,431
Non-current assets	182,248	142,790
Current liabilities	(22,326)	(13,625)
Non-current liabilities	(153,842)	(165,766)
Net assets	31,551	36,830
Carrying amount of Methanex non-controlling interests	$ 19,895	$ 21,325